Guggenheim Core Bond Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Core Bond Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 475
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,420
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,862
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	726
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	$ 1,041